Label	Element	Value
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $2.03 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	95.10%
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $202.89 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.70%
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $240.18 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.00%)
Innovator U.S. Small Cap Power Buffer ETF™ - July | iShares Russell 2000 ETF, Expiration: 06/30/2025; Exercise Price: $172.46 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.00%)